Average Annual Total Returns (Vanguard High Dividend Yield Index Fund Retail)	Vanguard High Dividend Yield Index Fund Vanguard High Dividend Yield Index Fund - Investor Shares 11/1/2013 - 10/31/2014	Return After Taxes on Distributions Vanguard High Dividend Yield Index Fund Vanguard High Dividend Yield Index Fund - Investor Shares 11/1/2013 - 10/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard High Dividend Yield Index Fund Vanguard High Dividend Yield Index Fund - Investor Shares 11/1/2013 - 10/31/2014	FTSE High Dividend Yield Index Vanguard High Dividend Yield Index Fund Vanguard High Dividend Yield Index Fund - Investor Shares 11/1/2013 - 10/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.38%	12.63%	8.14%	13.58%
Five Years	15.88%	15.27%	12.82%	16.13%
Since Inception	6.98%	6.44%	5.56%	7.22%